Consolidated Balance Sheets (Parenthetical) - USD ($)	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
STOCKHOLDERS' EQUITY
Accumulated depreciation	$ 216,928	$ 169,396	$ 96,089
Convertible debentures, discount	$ 390,015	$ 743,282
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	2,222,103	1,851,201	1,831,483
Common stock, shares outstanding	2,222,103	1,851,201	1,831,483
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001	$ .0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	874,257	874,257	874,257
Preferred stock, shares outstanding	874,257	874,257	874,257
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	666	659	229
Preferred stock, shares outstanding	666	659	229